United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Companies

Investment Company Act file number:	811-00994

Burnham Investors Trust
(Exact name of registrant as specified in charter)
1325 Avenue of the Americas, 26th Floor New York, NY 10019
(Address of principle executive offices) (Zip Code)
Jon M. Burnham
1325 Avenue of the Americas, 26th Floor New York, NY 10019
(Name and address of agent for service)
Registrant’s telephone number, including area code:	(800) 874-3863
Date of fiscal year end:	December 31, 2015
Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments.

Burnham Fund

Portfolio Holdings As of March 31, 2015 (Unaudited)

		Number of Shares	Value
	Common Stocks 97.59% (percentage of net assets)
	Consumer Discretionary 17.71%
	Apparel, Accessories & Luxury 1.77%
*	Under Armour, Inc., Class A	30,000	$2,422,500
	Home Improvement Retail 3.32%
	Home Depot, Inc.	40,000	4,544,400
	Internet Retail 2.72%
*	Amazon.com, Inc.	10,000	3,721,000
	Restaurants 9.90%
*	Chipotle Mexican Grill, Inc., Class Aa	15,000	9,758,100
	Starbucks Corp.	40,000	3,788,000
			13,546,100
	Total Consumer Discretionary (Cost: $10,008,522)		24,234,000
	Consumer Staples 9.57%
	Food Retail 0.25%
*	Fairway Group Holdings Corp.	50,000	338,500
	Hypermarkets & Super Centers 5.58%
	Costco Wholesale Corp.	30,000	4,544,850
	CVS Health Corp.	30,000	3,096,300
			7,641,150
	Packaged Food & Meats 3.74%
*	The Hain Celestial Group, Inc.	80,000	5,124,000
	Total Consumer Staples (Cost: $6,145,740)		13,103,650
	Energy 11.63%
	Oil & Gas - Refining & Marketing 1.58%
	Calumet Specialty Products Partners LP	90,000	2,164,500
	Oil & Gas - Storage & Transportation 10.05%
	DCP Midstream Partners LP	32,000	1,182,400
	Energy Transfer Equity LP	55,000	3,484,800
	MarkWest Energy Partners LP	30,000	1,983,000
	Sunoco LP	20,000	1,027,000
	The Williams Companies, Inc.	120,000	6,070,800
			13,748,000
	Total Energy (Cost: $7,722,553)		15,912,500
	Financial Services 10.59%
	Diversified Banks 4.88%
	Bank of America Corp.	100,000	1,539,000
	JPMorgan Chase & Co.	40,000	2,423,200

BURNHAM FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
	Wells Fargo & Co.	50,000	$2,720,000
			6,682,200
	Property & Casualty Insurance 5.71%
*	Berkshire Hathaway, Inc., Class B	30,000	4,329,600
	Everest Re Group, Ltd.	20,000	3,480,000
			7,809,600
	Total Financial Services (Cost: $10,573,781)		14,491,800
	Health Care 14.58%
	Biotechnology 7.51%
*	Celgene Corp.	10,000	1,152,800
*	Gilead Sciences, Inc.	15,000	1,471,950
*	Illumina, Inc.	10,000	1,856,400
*	Portola Pharmaceuticals, Inc.	10,000	379,600
*	Regeneron Pharmaceuticals, Inc.	12,000	5,417,760
			10,278,510
	Health Care Equipment 0.78%
	Aetna, Inc.	10,000	1,065,300
	Health Care Services 5.13%
*	Express Scripts Holding Co.	40,000	3,470,800
	UnitedHealth Group, Inc.	30,000	3,548,700
			7,019,500
	Pharmaceuticals 1.16%
	Amgen, Inc.	10,000	1,598,500
	Total Health Care (Cost: $12,784,721)		19,961,810
	Industrials 2.40%
	Aerospace & Defense 1.10%
	The Boeing Co.	10,000	1,500,800
	Construction & Engineering 0.39%
	Manitowoc Co., Inc.	25,000	539,000
	Electrical Equipment Conglomerate 0.91%
	General Electric Co.	50,000	1,240,500
	Total Industrials (Cost: $2,384,575)		3,280,300
	Information Technology 28.51%
	Computer Hardware 17.51%
	Apple, Inc.	175,000	21,775,250
*	Palo Alto Networks, Inc.	15,000	2,191,200
			23,966,450
	Internet Software & Services 8.70%
*	Facebook, Inc., Class A	20,000	1,644,300
*	Google, Inc., Class A	5,000	2,773,500
*	Google, Inc., Class C	5,000	2,740,000
*	LinkedIn Corp., Class A	15,000	3,747,900

BURNHAM FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
*	Twitter, Inc.	20,000	$1,001,600
			11,907,300
	Systems Software 2.30%
	Visa, Inc., Class A	48,000	3,139,680
	Total Information Technology (Cost: $14,211,405)		39,013,430
	Telecommunications Services 2.60%
	Integrated Telecommunications Services 2.60%
	Comcast Corp., Class A	20,000	1,129,400
	Verizon Communications, Inc.	50,000	2,431,500
			3,560,900
	Total Telecommunications Services (Cost: $2,228,598)		3,560,900
	Total Common Stocks (Cost: $66,059,895)		133,558,390
	Short-Term Instruments 2.27% (percentage of net assets)
	Money Market Fund 2.27%
	Fidelity Treasury Portfolio, 0.010%	3,100,595	3,100,595
	Total Money Market Fund (Cost: $3,100,595)		3,100,595
	Total Short-Term Instruments (Cost: $3,100,595)		3,100,595
	Total Investments 99.86% (Cost: $69,160,490)		$136,658,985
	Call option written (0.01)% (Premiums received: $45,938)		(12,800)
	Cash and other assets, less liabilities 0.15%		208,628
	Net Assets 100.00%		$136,854,813
		Number of Contracts
	Call Option Written (0.01)% (percentage of net assets)
	Consumer Discretionary (0.01)%
	Restaurants (0.01)%
	Chipotle Mexican Grill, Inc., Class A, Calls
	@ 730 due Jun 2015	(20)	(12,800)
	Total Consumer Discretionary (Premiums received: $45,938)		(12,800)
	Total Call Option Written (Premiums received: $45,938)		(12,800)

BURNHAM FUND	See Notes to Portfolio Holdings

Federal Income Tax Basis of Investments

The tax cost of the fund at March 31, 2015, based on securities owned was $66,938,654.

The unrealized gross appreciation/(depreciation) for all securities in the fund at March 31, 2015 was $70,245,913 and $(525,582), respectively, and net unrealized appreciation was $69,720,331.

* Indicates securities that do not produce income.

a Securities or partial securities on which call/put options were written.

BURNHAM FUND	See Notes to Portfolio Holdings

Burnham Financial Services Fund

Portfolio Holdings As of March 31, 2015 (Unaudited)

		Number of Shares	Value
	Common Stocks 94.52% (percentage of net assets)
	Banks 70.65%
	Banks - Regional 69.83%
	Ameris Bancorp	107,410	$2,834,550
	BNC Bancorp	255,009	4,615,663
*	C1 Financial, Inc.	165,536	3,103,800
	CoBiz Financial, Inc.	75,000	924,000
	ConnectOne Bancorp, Inc.	350,000	6,811,000
	Fidelity Southern Corp.	91,704	1,547,963
	Financial Institutions, Inc.	27,662	634,290
	First Bancorp	11,500	201,940
	First Community Corp.	155,880	1,817,561
*	First Security Group, Inc.	1,141,281	2,739,074
	Heritage Oaks Bancorp	18,420	153,070
*	HomeTrust Bancshares, Inc.	270,000	4,311,900
*	Jacksonville Bancorp, Inc.	98,594	1,082,562
*	National Commerce Corp.	45,500	998,725
	NBT Bancorp, Inc.	27,223	682,208
	NewBridge Bancorp	143,208	1,277,415
	Opus Bank	100,810	3,113,013
	Palmetto Bancshares, Inc.	165,299	3,140,681
	Park Sterling Corp.	300,000	2,130,000
*	Seacoast Banking Corporation of Florida	175,000	2,497,250
*	Select Bancorp, Inc.	48,776	346,310
*	Shore Bancshares, Inc.	137,500	1,262,250
	South State Corp.	25,000	1,709,750
	Southern National Bancorp of Virginia, Inc.	105,420	1,278,745
	State Bank Financial Corp.	31,274	656,754
*	Sun Bancorp, Inc.	24,038	454,559
	TowneBank	70,000	1,125,600
*	Triumph Bancorp, Inc.	218,168	2,980,175
*	Yadkin Financial Corp.	400,000	8,120,000
			62,550,808
	Diversified Banks 0.82%
*	Square 1 Financial, Inc., Class A	27,358	732,373
	Total Banks (Cost: $46,445,257)		63,283,181
	Diversified Financials 8.71%
	Asset Management & Custody Banks 0.75%
	Hercules Technology Growth Capital, Inc.	50,000	674,000
	Investment Banking & Brokerage 2.96%
*	Cowen Group, Inc., Class A	509,080	2,647,216
BURNHAM FINANCIAL SERVICES FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
	Other Diversified Financial Services 4.68%
*	Franklin Financial Network, Inc.	102,340	$2,149,140
*	Performant Financial Corp.	220,720	750,448
	Silvercrest Asset Management Group, Inc., Class A	90,379	1,287,901
			4,187,489
	Unregistered Investment Company 0.32%
*	Peregrine Holdings LLC 144A [a,3,4,5]	275,000	288,427
	Total Diversified Financials (Cost: $7,222,872)		7,797,132
	Thrifts & Mortgage Finance 15.16%
	Thrifts & Mortgage Finance 15.16%
*	ASB Bancorp, Inc.	105,823	2,169,372
	Astoria Financial Corp.	50,000	647,500
*	Atlantic Coast Financial Corp.	538,908	2,236,468
	Banc of California, Inc.	291,314	3,586,075
	First Niagara Financial Group, Inc.	33,930	299,941
	Fox Chase Bancorp, Inc.	25,083	422,147
	Heritage Financial Group, Inc.	43,070	1,172,796
	Investors Bancorp, Inc.	100,000	1,172,000
*	Kearny Financial Corp.	70,000	950,600
*	Ladder Capital Corp.	50,000	925,500
			13,582,399
	Total Thrifts & Mortgage Finance (Cost: $10,837,009)		13,582,399
	Total Common Stocks (Cost: $64,505,138)		84,662,712
	Warrants 2.34% (percentage of net assets)
	Banks 2.34%
	Banks - Regional 2.34%
*	M&T Bank Corp., Expires 12/23/18	40,000	2,100,000
*	Porter Bancorp, Inc., Expires 6/30/15 [a,5]	45,651	—
			2,100,000
	Total Banks (Cost: $1,281,600)		2,100,000
	Total Warrants (Cost: $1,281,600)		2,100,000
	Short-Term Instruments 2.66% (percentage of net assets)
	Money Market Fund 2.66%
	Fidelity Treasury Portfolio, 0.010%	2,380,303	2,380,303
	Total Money Market Fund (Cost: $2,380,303)		2,380,303
	Total Short-Term Instruments (Cost: $2,380,303)		2,380,303
	Total Investments 99.52% (Cost: $68,167,041)		$89,143,015
BURNHAM FINANCIAL SERVICES FUND	See Notes to Portfolio Holdings

Cash and other assets, less liabilities 0.48%	$433,229
Net Assets 100.00%	$89,576,244

Federal Income Tax Basis of Investments

The tax cost of the fund at March 31, 2015, based on securities owned was $68,863,634.

The unrealized gross appreciation/(depreciation) for all securities in the fund at March 31, 2015 was $21,777,810 and $(1,498,429), respectively, and net unrealized appreciation was $20,279,381.

144A Security is restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities only to certain qualified buyers.

* Indicates securities that do not produce income.
[a] Indicates a fair valued security. Total market value for fair valued securities is $288,427, representing 0.32% of net assets.

BURNHAM FINANCIAL SERVICES FUND	See Notes to Portfolio Holdings

Burnham Financial Long/Short Fund

Portfolio Holdings As of March 31, 2015 (Unaudited)

		Number of Shares	Value
	Common Stocks 92.37% (percentage of net assets)
	Banks 63.80%
	Banks - Regional 60.67%
	Ameris Bancorp[a]	107,410	$2,834,550
	BNC Bancorp	44,107	798,337
*	C1 Financial, Inc.[a]	276,114	5,177,137
	ConnectOne Bancorp, Inc.[a]	344,443	6,702,861
	Fidelity Southern Corp.	100,000	1,688,000
	Fifth Third Bancorp[b]	100,000	1,885,000
	Financial Institutions, Inc.	27,662	634,290
*	First Security Group, Inc.	2,600	6,240
	Heritage Oaks Bancorp	110,386	917,308
	Home BancShares, Inc.[a]	50,000	1,694,500
*	HomeTrust Bancshares, Inc.[a]	268,029	4,280,423
*	Jacksonville Bancorp, Inc.	38,742	425,387
	NBT Bancorp, Inc.[a]	54,447	1,364,442
	NewBridge Bancorp	131,373	1,171,847
	Opus Bank	60,270	1,861,138
	Palmetto Bancshares, Inc.	121,981	2,317,639
	Park Sterling Corp.	25,000	177,500
	Regions Financial Corp.[a]	100,000	945,000
*	Seacoast Banking Corporation of Florida	175,000	2,497,250
	South State Corp.[a]	75,000	5,129,250
	State Bank Financial Corp.	56,274	1,181,754
	Synovus Financial Corp.[a]	100,000	2,801,000
*	Triumph Bancorp, Inc.	215,784	2,947,609
*	Yadkin Financial Corp.[a]	351,278	7,130,943
			56,569,405

	Diversified Banks 3.13%
*	Square 1 Financial, Inc., Class A	32,200	861,994
	SunTrust Banks, Inc.[b]	50,000	2,054,500
			2,916,494
	Total Banks (Cost: $48,475,869)		59,485,899
	Diversified Financials 15.63%
	Asset Management & Custody Banks 0.72%
	Hercules Technology Growth Capital, Inc.	50,000	674,000
	Investment Banking & Brokerage 2.70%
*	Cowen Group, Inc., Class A	482,941	2,511,293
	Other Diversified Financial Services 10.82%
	Bank of America Corp.[a,b]	225,600	3,471,984
	Citigroup, Inc.[b]	50,000	2,576,000
BURNHAM FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
*	Franklin Financial Network, Inc.	102,340	$2,149,140
	Silvercrest Asset Management Group, Inc., Class A	132,832	1,892,856
			10,089,980
	Real Estate Investment Trust 1.39%
	Colony Financial, Inc.	50,000	1,296,000
	Total Diversified Financials (Cost: $12,163,048)		14,571,273
	Thrifts & Mortgage Finance 12.94%
	Thrifts & Mortgage Finance 12.94%
	Astoria Financial Corp.	50,000	647,500
	Banc of California, Inc.	100,000	1,231,000
	First Niagara Financial Group, Inc.	83,930	741,941
*	Flagstar Bancorp, Inc.	100,000	1,451,000
	Heritage Financial Group, Inc.	43,070	1,172,796
	Investors Bancorp, Inc.[a]	400,000	4,688,000
*	Ladder Capital Corp.	63,498	1,175,348
	TFS Financial Corp.	65,050	954,934
			12,062,519
	Total Thrifts & Mortgage Finance (Cost: $8,087,991)		12,062,519
	Total Common Stocks (Cost: $68,726,908)		86,119,691
	Warrants 2.25% (percentage of net assets)
	Banks 2.25%
	Banks - Regional 2.25%
*	M&T Bank Corp., Expires 12/23/18	40,000	2,100,000
*	Porter Bancorp, Inc., Expires 6/30/15[c,5]	136,956	—
			2,100,000
	Total Banks (Cost: $1,281,600)		2,100,000
	Total Warrants (Cost: $1,281,600)		2,100,000
		Number of Contracts
	Put Option Long 0.49% (percentage of net assets)
	Banks 0.20%
	Banks - Regional 0.09%
	BB&T Corp., Puts
	@ 38 due Apr 2015	1,500	34,500
	@ 39 due Apr 2015	250	13,750
	PNC Bank Corp., Puts
	@ 90 due Apr 2015	250	18,500
	TD Ameritrade Holding Corp., Puts
	@ 35 due Apr 2015	500	2,500
	@ 36 due Apr 2015	500	10,000
			79,250
BURNHAM FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

	Number of Contracts	Value
Diversified Banks 0.11%
Comerica, Inc., Puts
@ 43 due Apr 2015	250	$8,500
@ 44 due Apr 2015	500	28,500
U.S. Bancorp, Puts
@ 42 due Apr 2015	1,000	19,000
@ 43.5 due Apr 2015	250	13,750
Wells Fargo & Co., Puts
@ 53 due Apr 2015	1,000	37,000
		106,750
Total Banks (Cost: $330,725)		186,000
Diversified Financials 0.17%
Consumer Finance 0.07%
American Express Co., Puts
@ 80 due Apr 2015	200	46,000
Charles Schwab Corp., Puts
@ 29 due Apr 2015	500	12,500
		58,500
Investment Banking & Brokerage 0.10%
Bank of NY Mellon Co., Puts
@ 39 due Apr 2015	1,000	24,000
@ 40 due Apr 2015	250	16,500
E*Trade Financial Group, Puts
@ 27 due Apr 2015	500	10,500
Morgan Stanley, Puts
@ 34 due Apr 2015	1,000	25,000
@ 35 due Apr 2015	500	19,500
		95,500
Total Diversified Financials (Cost: $207,953)		154,000
Exchange Traded Funds 0.12%
Exchange Traded Funds 0.12%
Financial Select Sector SPDR, Puts
@ 24 due Apr 2015	3,000	75,000
SPDR S&P Regional Banking, Puts
@ 40 due Apr 2015	1,000	35,000
		110,000
Total Exchange Traded Funds (Cost: $133,550)		110,000
Total Put Option Long (Cost: $672,228)		450,000
BURNHAM FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
	Short-Term Instruments 4.29% (percentage of net assets)
	Money Market Fund 4.29%
	Fidelity Treasury Portfolio, 0.010%	4,000,000	$4,000,000
	Total Money Market Fund (Cost: $4,000,000)		4,000,000
	Total Short-Term Instruments (Cost: $4,000,000)		4,000,000
	Total Investments 99.40% (Cost: $74,680,736)		$92,669,691
	Short Sales (22.93)% (Proceeds: $19,976,039)		(21,379,473)
	Call option written (0.18)% (Premiums received: $227,668)		(162,750)
	Put option written (0.29)% (Premiums received: $561,212)		(272,025)
	Cash and other assets, less liabilities 24.00%		22,377,665
	Net Assets 100.00%		$93,233,108
	Short Sales (22.93)% (percentage of net assets)
	Banks (7.02)%
	Banks - Regional (7.02)%
	Associated Banc-Corp	(50,000)	(930,000)
	Community Bank System, Inc.	(50,000)	(1,769,500)
	Cullen/Frost Bankers, Inc.	(22,500)	(1,554,300)
*	Signature Bank	(8,500)	(1,101,430)
	WesBanco, Inc.	(36,635)	(1,193,568)
			(6,548,798)
	Total Banks (Proceeds: $6,218,170)		(6,548,798)
	Diversified Financials (13.59)%
	Asset Management & Custody Banks (3.07)%
	Eaton Vance Corp.	(15,000)	(624,600)
	Franklin Resources Inc.[b]	(20,000)	(1,026,400)
	T. Rowe Price Group, Inc.[b]	(15,000)	(1,214,700)
			(2,865,700)
	Consumer Finance (3.70)%
	American Express Co.[b]	(15,000)	(1,171,800)
	Charles Schwab Corp.[b]	(50,000)	(1,522,000)
*	Synchrony Financial	(25,000)	(758,750)
			(3,452,550)
	Investment Banking & Brokerage (3.16)%
	Bank of NY Mellon Corp.[b]	(50,000)	(2,012,000)
	TD Ameritrade Holding Corp.	(25,000)	(931,500)
			(2,943,500)
BURNHAM FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

	Number of Shares	Value
Multi-line Insurance (2.61)%
The Travelers Cos., Inc.	(22,500)	$(2,432,925)
Real Estate Investment Trust (1.05)%
Simon Property Group, Inc.	(5,000)	(978,200)
Total Diversified Financials (Proceeds: $11,873,444)		(12,672,875)
Information Technology (1.50)%
Internet Software & Services (1.50)%
Jack Henry & Associates, Inc.	(20,000)	(1,397,800)
Total Information Technology (Proceeds: $1,138,596)		(1,397,800)
Thrifts & Mortgage Finance (0.82)%
Thrifts & Mortgage Finance (0.82)%
People's United Financial, Inc.	(50,000)	(760,000)
Total Thrifts & Mortgage Finance (Proceeds: $745,829)		(760,000)
Total Short Sales (Proceeds: $19,976,039)		(21,379,473)
	Number of Contracts
Call Option Written (0.18)% (percentage of net assets)
Banks (0.07)%
Diversified Banks (0.07)%
SunTrust Banks, Inc., Calls
@ 42 due Jul 2015	(500)	(60,000)
Total Banks (Premiums received: $58,479)		(60,000)
Diversified Financials (0.11)%
Other Diversified Financial Services (0.11)%
Bank of America Corp., Calls
@ 17 due Aug 2015	(1,000)	(26,000)
Citigroup, Inc., Calls
@ 52.5 due Jun 2015	(250)	(38,250)
@ 55 due Sep 2015	(250)	(38,500)
		(102,750)
Total Diversified Financials (Premiums received: $169,189)		(102,750)
Total Call Option Written (Premiums received: $227,668)		(162,750)
Put Option Written (0.29)% (percentage of net assets)
Banks (0.06)%
Banks - Regional (0.06)%
Fifth Third Bancorp, Puts
@ 17 due Aug 2015	(1,000)	(36,000)
PNC Bank Corp., Puts
@ 75 due Aug 2015	(200)	(9,000)
BURNHAM FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

	Number of Contracts	Value
Zion Bancorporation, Puts
@ 23 due Jul 2015	(500)	$(12,500)
		(57,500)
Total Banks (Premiums received: $178,137)		(57,500)
Diversified Financials (0.23)%
Asset Management & Custody Banks (0.07)%
Franklin Resources Inc., Puts
@ 44.5 due Jul 2015	(200)	(11,000)
State Street Corp., Puts
@ 65 due Aug 2015	(300)	(39,300)
T. Rowe Price Group, Inc., Puts
@ 75 due Jul 2015	(150)	(16,500)
		(66,800)
Consumer Finance (0.11)%
American Express Co., Puts
@ 75 due Jul 2015	(150)	(33,000)
Charles Schwab Corp., Puts
@ 25 due Jun 2015	(250)	(3,750)
Discover Financial Services, Puts
@ 50 due Jul 2015	(375)	(22,500)
@ 52.5 due Jul 2015	(375)	(40,125)
		(99,375)
Investment Banking & Brokerage (0.02)%
Bank of NY Mellon Corp., Puts
@ 35 due Jun 2015	(250)	(6,500)
@ 35 due Sep 2015	(250)	(16,250)
		(22,750)
Other Diversified Financial Services (0.03)%
Bank of America Corp., Puts
@ 15 due Aug 2015	(400)	(25,600)
Total Diversified Financials (Premiums received: $383,075)		(214,525)
Total Put Option Written (Premiums received: $561,212)		(272,025)

Federal Income Tax Basis of Investments
The tax cost of investments at March 31, 2015 was $75, 274,009.

The unrealized gross appreciation/(depreciation) for all securities in the fund at March 31, 2015 was $18,265,384 and $(869,702), respectively, and net unrealized appreciation was $17,395,682.

* Indicates securities that do not produce income.
[a] Security or partial security segregated as collateral for securities sold short. The funds are required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The aggregate market value of collateral posted was $33,617,621. The fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the fund.
[b] Securities or partial securities on which call/put options were written.
[c] Indicates a fair valued security. Total market value for fair valued securities is $0, representing 0.00% of net assets.

BURNHAM FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

Notes to Portfolio Holdings – March 31, 2015 (Unaudited)

1. Valuing Securities

Accounting Policies

General:

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

Each fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. A fund that uses fair value to price securities may value those securities higher or lower than a fund that uses market quotations. By its nature a fair value price is an estimate and differences between fair value and what a security is sold for could be material. Securities for which market quotations are not readily available, or that have quotations which Burnham Asset Management (“Management” or the “Adviser”) believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. For additional information see Note 5 – Fair Value of Financial Instruments.

The funds use these methods to value portfolio securities:

Stocks and other equities are valued at the last quoted sales price as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) or the NASDAQ Official Closing Price (“NOCP”) on the valuation date. If there are no trades or there is no closing price that day, securities are valued at the last available bid price.

Bonds and other debt securities (except for short-term securities) are valued according to prices obtained from independent pricing services or from a principal market maker. These services rely either on the latest bid and asked prices or on a matrix system that assigns values based on a number of factors, such as security prices, yields, maturities, and ratings.

Money market instruments and other temporary cash investments whose maturity is less than 60 days are valued at amortized cost, which approximates fair value, by amortizing any discount or premium in a straight line from the present to the maturity date. For temporary cash investments whose maturity is longer than 60 days, the funds value them the same way bonds are valued.

Option contracts may be written or purchased to manage exposure to certain changes in the market or as a substitute for securities transactions. When a fund writes a call or put option, it records the amount received as an asset and an equivalent amount as a liability. The fund subsequently marks-to-market the liability to reflect the current value of the option written. The writing or purchase of put or call options may result in losses to the fund, force the purchase or sale, respectively, of portfolio securities at inopportune times or for prices higher than or lower than in current market values, limit the amount of appreciation the fund can realize on its investments or cause the fund to hold a security it might otherwise sell or sell a security it might otherwise hold. When an option expires or is offset, the fund records a gain or loss (separate from any unrealized gain or loss on the underlying security). When a counterparty exercises a call option that the fund wrote, the fund adds the proceeds from the delivery of the underlying security to the amount originally received and records the resulting gain or loss.

Exchange traded options are valued at the last sale price, or if no sales are reported, options are valued at the last bid price for purchased options and for written options.

Short sales

The funds may take “short” positions (i.e., sell “short”) in securities of companies believed to be overvalued, with a maximum short exposure limit of 25% of net assets, which is measured daily by Management. During the period ended March 31, 2015, the Burnham Financial Long/Short Fund sold

Notes to Portfolio Holdings – March 31, 2015 (Unaudited)

short to hedge its long positions in periods of market decline and to take advantage of negative information about companies gained from the Adviser’s research. When a fund enters into a short sale, the fund records a liability for securities sold short and records an asset equal to proceeds received. The amount of the liability is subsequently marked-to-market to reflect the market value of securities sold short. The fund may also incur a dividend expense if a security that has been sold short declares a dividend. Until the fund replaces a borrowed security, it will maintain in a segregated account at all times: cash, US government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker or custodian as collateral will at least equal the current market value of the security sold short. All short sales must be collateralized as required by law or agreement with the funds’ prime broker. The fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a fund that sells a security short without hedging will be exposed to any market value increase. During the period ended March 31, 2015, only the Burnham Financial Long/Short Fund engaged in short sales.

Multiple Class Allocations

Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Accounting for Portfolio Transactions

The funds account for purchases and sales of portfolio securities as of each security’s trade date. The funds determine realized gains and losses based on identified cost (the same basis used for federal income tax purposes). When the funds earn dividends, they record the income on the ex-dividend date, minus any foreign taxes. The funds record interest income as it accrues. Amortization of all premiums and discounts relating to fixed income securities are calculated using the effective yield method.

2. Securities Lending

The funds may lend securities to brokers, dealers, and other financial organizations to earn additional income. Each security loan is collateralized with segregated assets held with the custodian in an amount equal to or greater than the current market value of the loaned securities.

When a fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, the fund may incur a loss or, in the event of a borrower’s bankruptcy, may be delayed in, or prevented from, liquidating the collateral. The fund will bear the risk of loss with respect to the investment of cash collateral. As of March 31, 2015, no securities were out on loan.

3. Transactions with Affiliated Securities

During the period ended March 31, 2015, Burnham Financial Services Fund owned shares of the following affiliated security. An affiliated security is a security in which the fund has ownership of at least 5% of the voting securities.

Affiliate	Value at 12/31/14	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Value at 03/31/15	Dividend Income
Peregrine Holdings LLC	$292,006	$—	$ —	$ (3,579)	$288,427	$—

Notes to Portfolio Holdings – March 31, 2015 (Unaudited)

4. Restricted Securities

The funds may not invest more than 15% of net assets in securities subject to legal or contractual risks (“restricted securities”). At March 31, 2015, Burnham Financial Services Fund owned the following restricted security, which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”). The value of this security is determined using quotations supplied by a pricing service or broker, or if not available, is determined in good faith pursuant to procedures adopted by the Board of Trustees. Certain of these securities may be offered and sold to “qualified institutional buyers” under Rule 144A of the 1933 Act.

	Description,
	Date of Purchase
Fund	% of Net Assets	Shares	Cost	Value
Burnham Financial Services Fund	Peregrine Holdings LLC	275,000	$ 288,427	$ 288,427
	5/31/2002
	0.32%

5. Fair Value of Financial Instruments

Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 — Prices are determined using unadjusted exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities and certain options.

Level 2 — Prices are determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, unlisted rights and warrants and certain options.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Trust’s valuation committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. These inputs include, but are not limited to, any available market prices for the security or for securities deemed comparable; the cost of the security at the date of purchase; fundamental analytical data relating to the issuer of the security, the type of security and relevant financial statements; special reports, if any, prepared by qualified analysts; and the nature and duration of restrictions, if any, on disposition of the security. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of brokers’ own judgments about the assumptions that market participants would use.

Notes to Portfolio Holdings – March 31, 2015 (Unaudited)

The following is a summary of the tiered valuation input levels, as of March 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

At March 31, 2015	Level 1	Level 2	Level 3	Total
Burnham Fund
Assets
Common Stock:
Consumer Discretionary	$24,234,000	$—	$—	$24,234,000
Consumer Staples	13,103,650	—	—	13,103,650
Energy	15,912,500	—	—	15,912,500
Financial Services	14,491,800	—	—	14,491,800
Health Care	19,961,810	—	—	19,961,810
Industrials	3,280,300	—	—	3,280,300
Information Technology	39,013,430	—	—	39,013,430
Telecommunications Services	3,560,900	—	—	3,560,900
Short-Term Instruments	—	3,100,595	—	3,100,595
Total	$133,558,390	$3,100,595	$—	$136,658,985
Liabilities
Written Options	(12,800)	—	—	(12,800)
Total	$(12,800)	$—	$—	$(12,800)
Burnham Financial Services Fund
Assets
Common Stock:
Banks	$63,283,181	$—	$—	$63,283,181
Diversified Financials	7,508,705	—	288,427	7,797,132
Thrifts & Mortgage Finance	13,582,399	—	—	13,582,399
Warrants:
Banks	2,100,000	—	—	2,100,000
Short-Term Instruments	—	2,380,303	—	2,380,303
Total	$86,474,285	$2,380,303	$288,427	$89,143,015
Burnham Financial Long/Short Fund
Assets
Common Stock:
Banks	$59,485,899	$—	$—	$59,485,899
Diversified Financials	14,571,273	—	—	14,571,273
Thrifts & Mortgage Finance	12,062,519	—	—	12,062,519
Warrants:
Banks	2,100,000	—	—	2,100,000
Options-Long	450,000	—	—	450,000
Short-Term Instruments	—	4,000,000	—	4,000,000
Total	$88,669,691	$4,000,000	$—	$92,669,691
Liabilities
Short Sales	(21,379,473)	—	—	(21,379,473)
Written Options	(434,775)	—	—	(434,775)
Total	$(21,814,248)	$—	$—	$(21,814,248)

During the period ended March 31, 2015, there were no transfers between any levels.

Notes to Portfolio Holdings – March 31, 2015 (Unaudited)

The following table summarizes the change in value associated with Level 3 financial instruments carried at fair value for the period ended March 31, 2015:

Burnham Financial Services Fund

Level 3 Assets
Common Stock:
Balance, January 1, 2015	$292,006
Sale	—
Realized (loss)	(3,579)
Change in Unrealized (Depreciation)	—
Balance, March 31, 2015	$288,427
Warrants:
Balance, January 1, 2015	$—
Change in Unrealized (Depreciation)	—
Balance, March 31, 2015	$—

When determining the value the trust’s valuation committee may consult with and gather information from the Adviser as well as other sources. The initial valuation is usually cost, which can then be adjusted based on audited financial statements, subsequent market transactions, events or changes in current operations. Significant increase (decreases) in any of the inputs in isolation would result in a significantly lower (higher) fair value measurement.

Significant unobservable inputs developed by the Board of Trustees for material Level 3 investments as of March 31, 2015 are as follows:

Burnham Financial Services Fund	Fair Value at 3/31/2015	Valuation Technique(s)	Unobservable Input	Range
Common Stocks	$288,427	Capital Value	Discount	0%
Warrants	—	Capital Value	Discount	0%

Burnham Financial Long/Short Fund	Fair Value at 3/31/2015	Valuation Technique(s)	Unobservable Input	Range
Warrants	$—	Capital Value	Discount	0%

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Burnham Investors Trust
By (signature and title)*	/s/ Jon M. Burnham
Jon M. Burnham,
Chief Executive Officer (Principal Executive Officer)
Date May 12, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (signature and title)*	/s/ Jon M. Burnham
Jon M. Burnham,
Chief Executive Officer (Principal Executive Officer)
Date May 12, 2015

By (signature and title)*	/s/ Pat A. Colletti
Pat A. Colletti,
Chief Financial Officer (Principal Financial Officer)
Date May 12, 2015